Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2017
Financial instruments and financial risk management
Financial instruments and financial risk management

5. Financial instruments and financial risk management

The principal financial instruments used by the Group, from which financial risk arises, are as follows:

•	Other non-current assets

•	Trade receivables

•	Other current financial assets

•	Derivative financial instruments

•	Cash and cash equivalents

•	Financial Loans and other payables.

•	Other financial liabilities

•	Trade payables

Capital risk management

The Group policy with respect to managing capital is to safeguard the Group’s ability to continue as a going concern and to obtain an optimal capital structure over time. With this objective, the cash position is monitorized in a monthly basis.

Categories of financial instruments

		As at December 31,
Thousands of euros	Notes	2017	2016	2015
Financial assets
Loans, receivables and cash and cash equivalents		36,415	85,134	26,837
Cash and cash equivalents (including cash balances in disposal group held for sale)		34,063	77,969	17,982
Other non-current assets	16	1,801	3,855	4,764
Trade receivables	18	78	1,728	1,687
Other current financial assets	19	473	1,582	2,404
Financial liabilities
Amortized cost		27,049	34,982	32,421
Financial loans	20	7,171	10,268	11,777
Convertible notes (ordinary note)	20	17,780	21,548	18,840
Trade payables	23	2,098	3,166	1,804
Fair value through profit or loss		16,341	15,587	26,351
Convertible notes (warrant)	20	16,341	2,379	13,337
Other financial liabilities	20	—	350	985
Other liabilities contingent consideration	23	—	12,858	12,029

Fair value of financial instruments

		As at December 31, 2017
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		1,801	1,802
Other non-current assets		1,801	1,802	Level 2
Financial liabilities
Amortized cost		24,951	27,805
Financial loans	21	7,171	9,885	Level 2
Convertible notes (ordinary note)	21	17,780	17,920	Level 2
Fair value through profit or loss		16,341	16,341
Convertible notes (warrant)	21	16,341	16,341	Level 3

		As at December 31, 2016
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		3,855	3,855
Other non-current assets		3,855	3,855	Level 2
Financial liabilities
Amortized cost		31,816	40,898
Financial loans	21	10,268	13,436	Level 2
Convertible notes (ordinary note)	21	21,548	27,462	Level 2
Fair value through profit or loss		15,587	15,587
Convertible notes (warrant)	21	2,379	2,379	Level 3
Other financial liabilities	21	350	350	Level 2
Other liabilities contingent consideration	23	12,858	12,858	Level 3

		As at December 31, 2015
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		4,764	4,764
Other non-current assets		4,764	4,764	Level 2
Financial liabilities
Amortized cost		30,617	44,005
Financial loans	21	11,777	16,180	Level 2
Convertible notes (ordinary note)	21	18,840	27,825	Level 2
Fair value through profit or loss		26,351	26,351
Convertible notes (warrant)	21	13,337	13,337	Level 3
Other financial liabilities	21	985	985	Level 2
Other liabilities contingent consideration	23	12,029	12,029	Level 3

The fair values of the financial assets and financial liabilities measured at amortized cost in the statement of financial position have been determined in accordance with generally accepted pricing models based on discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk.

At December 31, 2017 the market credit risk for a company such as TiGenix has been determined at 2.70% (3.03% at December 31, 2016 and 4.97% at December 31, 2015). This discount rate has been used to determine the fair values of the financial liabilities at amortized cost as of December 31, 2017.

The fair value of other liabilities contingent consideration is explained in note 4.

The current financial assets and liabilities are not included in the table above as their carrying amounts approximate their fair values.

Financial risk management objectives

The Group coordinates access to financial markets, monitors and manages the financial risks relating to the operations through internal risk reports that analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk and other price risk), credit risk and liquidity risk.

The Group does not use any derivative financial instruments to hedge risk exposures.

Currency risk

The Group may be subject to limited currency risk. The Group’s presentation currency is the euro, in addition to which we are exposed to the U.S. dollar. The Company tries to match foreign currency cash inflows with foreign currency cash outflows. The Company has not engaged in hedging of its foreign currency risk using derivative instruments. The Group’s financial assets and financial liabilities were denominated in the following currencies:

	EUR			USD			GBP			CHF			Total
	As at			As at			As at			As at			As at
Thousands	December 31			December 31			December 31			December 31			December 31
of euros	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2014
Financial assets
Cash and cash equivalents	33,811	77,320	17,749	248	524	54	0	123	179	2	2	—	34,063	77,969	17,982
Trade receivables	78	1,728	1,687	—	—	—	—	—	—	—	—	—	78	1,728	1,687

Total Financial assets	33,889	79,048	19,436	248	524	54	0	123	179	2	2	—	34,141	79,697	19,669

Financial liabilities
Trade payables	1,944	2,184	1,731	119	955	33	35	27	5	—	—	35	2,098	3,166	1,804
Other liabilities contingent consideration	—	12,858	12,029	—	—	—	—	—	—	—	—	—	—	12,858	12,029
Borrowings	41,752	34,846	45,680	—	—	—	—	—	—	—	—	—	41,752	34,846	45,680

Total financial liabilities	43,696	49,888	59,440	119	955	33	35	27	5	—	—	35	43,850	50,870	59,513

The Group’s exposure is only limited to pounds sterling, U.S. dollars and Swiss-francs.

Except for the currency effect, mentioned in Note 2, in relation to the intercompany loan with TiGenix Inc, there is limited external currency exposure, and therefore no sensitivity analysis has been performed.

Interest rate risk

The Group is not exposed to interest rate risk, because the Group’s external borrowings are at fixed interest rates.

Liquidity risk

The Group manages liquidity risk by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The following table details the Group’s remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

Thousands of	Interest	Within						After
euros	rate	1 year	2 years	3 years	4 years	5 years	6 years	6 years	Total

As at December 31, 2017
Non-interest bearing	N/A	471	471	471	471	405	254	236	2,779
Fixed interest rate borrowings	1.46%	675	675	675	675	675	675	1,012	5,062
Fixed interest rate borrowings	0.33%	—	49	139	230	230	230	730	1,608
Fixed interest rate borrowings (Kreos)	12.5%	1,324	—	—	—	—	—	—	1,324
Fixed interest rate borrowings (Bonds)	9.0%	18,810	—	—	—	—	—	—	18,810
Leasings	N/A	169	48	—	—	—	—	—	217

Total		21,449	1,243	1,285	1,376	1,310	1,159	1,978	29,800

As at December 31, 2016
Non-interest bearing	N/A	471	471	471	471	471	405	490	3,251
Fixed interest rate borrowings	1.46%	675	675	675	675	675	675	1,688	5,739
Fixed interest rate borrowings	0.33%	—	—	49	139	139	139	506	972
Floating interest rate borrowings	Euribor	20	—	—	—	—	—	—	20
Fixed interest rate borrowings (Kreos)	12.5%	3,973	1,324	—	—	—	—	—	5,297
Fixed interest rate borrowings (Bonds)	9.0%	2,250	26,125	—	—	—	—	—	28,375
Leasings	N/A	63	74	—	—	—	—	—	137
Other financial liabilities	N/A	350	—	—	—	—	—	—	350

Total		7,803	28,669	1,196	1,285	1,285	1,219	2,684	44,142

As at December 31, 2015
Non-interest bearing	N/A	468	471	471	471	471	471	895	3,718
Fixed interest rate borrowings	1.46%	563	675	675	675	675	675	2,363	6,301
Floating interest rate borrowings	Euribor	40	20	—	—	—	—	—	60
Fixed interest rate borrowings (Kreos)	12.5%	3,973	3,973	1,117	—	—	—	—	9,063
Fixed interest rate borrowings (Bonds)	9.0%	2,250	2,250	26,125	—	—	—	—	30,625
Other financial liabilities	N/A	985	—	—	—	—	—	—	985

Total		8,279	7,389	28,388	1,146	1,146	1,146	3,258	50,753

On March 6, 2015, the Company issued senior, unsecured convertible bonds due 2018 for a total principal amount of 25 million euros. The bonds are issued and will be redeemed at 100% of their principal amount and have a coupon of 9% per annum, payable semi-annually in arrear in equal instalments on March 6 and September 6 of each year. The first interest payment date was on September 6, 2015. On November 10, 2017, 7 million euros of the Company´s senior unsecured convertible bonds were converted into 7,792,496 shares. Final maturity date for the rest of the EUR 18 million convertible bonds is March 6, 2018.

More information can be found in note 18.

Following the acquisition of Coretherapix, the Group has an additional interest-free loan from the Innpacto Program. It has a term of 10 years, with a grace period of three years. In January 2012, the Group received the first annual instalment of the Innpacto loan amounting to 0.5 million euros. In 2013, the Group received two annual payments of the Innpacto loan, one of 0.5 million euros and another of 0.1 million euros. Final maturity date is 2022, 2023 and 2024 per tranche.

Additionally, on December 20, 2013, the Group entered into a loan facility agreement of up to 10.0 million euros with Kreos. The loan was drawn in three tranches (5.0 million euros by February 3, 2014; 2.5 million euros by May 31, 2014; and 2.5 million euros by September 30, 2014).

As part of the consideration for this debt financing agreement, in April 2014 the Group issued a warrant plan to Kreos Capital IV (Expert Fund). The warrant plan consisted of 1,994,302 warrants that were issued with an exercise price of 0.75 euros exercisable immediately and which expire in April 2019. The warrants also include a put option that authorizes Kreos Capital IV (Expert Fund) to return the warrants to the Company and to settle the warrants in cash at any time during the repayment term of the Kreos loan, provided that (i) the put option can only be exercised in three equal tranches of each one third of the total number of warrants; (ii) no more than one tranche can be exercised in a twelve month period; (iii) the put option cannot be exercised if, at the time of the proposed exercise, the price of a share of the Company is higher than 0.9957 euros; and (iv) the put option shall lapse and can no longer be exercised if the average stock price per share in the Company on each trading day included in any period of thirty (30) consecutive calendar days during the duration of the warrant plan exceeds 0.9957 euros. In May 2015, Kreos Capital IV (Expert Fund) exercised the first tranche of the put option of the Kreos Warrant Plan, equivalent to 664,767 warrants. In the meantime, the put option has lapsed in accordance with the afore-mentioned item (iv).

The loan is measured at amortized cost in accordance with IAS 39. At initial recognition of the loan, the nominal amount of the loan is decreased with the transactions costs related to the loan which also includes the amount of the warrants allocated to the tranches. The interest rate is the effective interest rate (20.16%).

The warrants, including the put option, are accounted for as one instrument (not separating the put option from the warrants) and at issuance had a fair value of 0.7 million euros. Since Kreos Capital IV (Expert Fund) has the option to settle the warrants in cash, the instrument is considered as a financial derivative liability measured at fair value with changes in fair value recognized immediately in profit or loss. The measurement of the warrant at every reporting date at fair value is based on a Black-Scholes valuation model taking into account following inputs: share price, strike price, volatility of the share, duration and risk-free interest rate.

On December 19, 2017, Kreos Capital IV exercised the right to convert 1,329,535 warrants into TiGenix shares.

The measurement of the warrant (including the put option) at December 31, 2016 at fair value was based on a Black-Scholes valuation model taking into account following inputs: share price (0.71 euros), strike price (0.7449 euros), volatility of the share (66.6%), duration (2.31 years) and risk-free interest rate (-0.16%).

The measurement of the warrant (including the put option) at December 31, 2015 at fair value was based on a Black-Scholes valuation model taking into account following inputs: share price (1.19 euros), strike price (0.74 euros), volatility of the share (66.7%), duration (3.31 years) and risk-free interest rate (0.10%).

Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure is continuously monitored, and the aggregate value of transactions concluded is spread among approved counterparties.

The maximum exposure to credit risk at the reporting date is the carrying amount of each class of financial assets. The Group does not hold any collateral as security.

More information on the trade receivables can be found in note 15 to the consolidated financial statements.

Market risk

The Group is exposed to market risk. Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include the derivate instruments linked to the convertible bonds issued on March 6, 2015.

Pursuant to the terms and conditions of the convertible bonds issued on March 6, 2015, the measurement of the warrant at fair value shall be reflected at any time at its fair value as determined by direct observation.

At December 31, 2017 the inputs with the most significant effect on the fair value calculation are the value and volatility of TiGenix’s shares. The potential effect of using reasonable assumptions (Black-Scholes formula) for changes in these inputs are the following: i) share price (10% increase/decrease would have an impact of 2,779 thousand euros/-2,632 thousand euros) ii) volatility of the shares (10% increase/decrease would have an impact of 485 thousand euros/ -461 thousand euros).

At December 31, 2016 the inputs with the most significant effect on the fair value calculation are the value and volatility of TiGenix’s shares. The potential effect of using reasonable assumptions (Black-Scholes formula) for changes in these inputs are the following: i) share price (10% increase/decrease would have an impact of 238 thousand euros/-38 thousand euros) ii) volatility of the shares (10% increase/decrease would have an impact of 238 thousand euros/ -238 thousand euros).